SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 199,574		$ 175,628		$ 182,127
Operating income	47,998		40,644		45,870
Assets	100,570		72,699		74,889
Goodwill	3,406		3,356		4,041
Expenditures for assets	9,331		14,871		13,172
Depreciation and amortization	9,160		8,788		9,068
Impairment of goodwill and intangible assets		[1]	929	[1]	922
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	141,940		127,683		133,692
Operating income	45,747		38,328		42,603
Assets	84,777		62,236		63,795
Goodwill	1,562		1,539		1,544
Expenditures for assets	9,063		14,478		12,574
Depreciation and amortization	8,980		8,636		8,920
Impairment of goodwill and intangible assets					34
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	57,634		47,945		48,435
Operating income	2,251		2,316		3,267
Assets	15,793		10,463		11,094
Goodwill	1,844		1,817		2,497
Expenditures for assets	268		393		598
Depreciation and amortization	180		152		148
Impairment of goodwill and intangible assets			$ 929		$ 888

[1]	See Notes 7, 8 and 1N.